UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02802

UBS Cashfund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments

UBS Cashfund Inc. — Schedule of investments

June 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—31.98%
Federal Home Loan Bank
2.820%, due 07/10/09	21,000,000	21,000,000
0.450%, due 07/13/09(1)	18,000,000	17,997,300
0.499%, due 07/13/09(2)	25,000,000	25,000,000
0.210%, due 08/17/09(1)	20,000,000	19,994,517
0.580%, due 08/17/09(1)	10,000,000	9,992,428
0.210%, due 08/21/09(1)	30,000,000	29,991,075
0.650%, due 09/10/09(2)	20,000,000	20,016,160
0.220%, due 09/28/09(1)	20,000,000	19,989,122
0.320%, due 12/21/09(1)	10,000,000	9,984,622
0.420%, due 03/01/10(1)	20,000,000	19,943,300
0.520%, due 06/01/10	10,000,000	9,996,631
Federal Home Loan Mortgage Corp.*
0.630%, due 07/01/09(2)	35,000,000	35,000,000
0.238%, due 07/28/09(2)	50,000,000	49,995,587
0.570%, due 08/17/09(1)	30,000,000	29,977,675
4.125%, due 11/30/09	20,250,000	20,403,900
Federal National Mortgage Association*
1.029%, due 07/13/09(2)	25,000,000	25,000,000
0.300%, due 08/24/09(1)	45,000,000	44,979,750
0.250%, due 10/26/09(1)	20,000,000	19,983,750
0.530%, due 12/21/09(1)	20,000,000	19,949,061
US Treasury Bills
0.173%, due 07/16/09(1),(3)	43,000,000	42,996,910
0.198%, due 09/17/09(1),(3)	50,000,000	49,978,604
0.285%, due 10/29/09(1),(3)	45,000,000	44,957,250
0.235%, due 11/19/09(1)	40,000,000	39,963,183

Total US government and agency obligations (cost—$627,090,825)		627,090,825

Bank note—0.77%
Banking-US—0.77%
Bank of America N.A.
1.207%, due 08/06/09(2) (cost—$15,000,000)	15,000,000	15,000,000

Certificates of deposit—13.11%
Banking-non-US — 10.56%
Bank of Nova Scotia
1.100%, due 05/11/10	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.300%, due 07/30/09	30,000,000	30,000,000
BNP Paribas
0.500%, due 11/25/09	10,000,000	10,000,000
Calyon N.A., Inc.
0.530%, due 12/18/09	5,000,000	5,000,000
Deutsche Bank AG
0.620%, due 07/08/09	20,000,000	20,000,000
Dnb NOR ASA
0.300%, due 07/06/09	20,000,000	20,000,000
Fortis Bank NV-SA
0.380%, due 07/24/09	35,000,000	35,000,000
Natixis
0.950%, due 07/07/09	20,000,000	20,000,000
Rabobank Nederland NV
0.520%, due 12/07/09	10,000,000	10,000,000

UBS Cashfund Inc. — Schedule of investments

June 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada
0.280%, due 08/24/09	16,000,000	16,000,000
Svenska Handelsbanken
0.350%, due 08/24/09	20,000,000	20,000,000
Toronto-Dominion Bank
1.150%, due 08/20/09	16,000,000	16,003,280

		207,003,280

Banking-US—2.55%
Bank of America N.A.
0.400%, due 09/10/09	30,000,000	30,000,000
Royal Bank of Scotland
0.330%, due 07/10/09	20,000,000	20,000,000

		50,000,000

Total certificates of deposit (cost—$257,003,280)		257,003,280

Commercial paper(1)—40.08%
Asset backed-banking—2.04%
Atlantis One Funding
0.400%, due 09/09/09	35,000,000	34,972,778
0.370%, due 09/16/09	5,000,000	4,996,043

		39,968,821

Asset backed-miscellaneous—18.89%
Amsterdam Funding Corp.
0.680%, due 07/14/09	20,000,000	19,995,089
0.310%, due 07/24/09	10,000,000	9,998,019
0.320%, due 08/13/09	10,000,000	9,996,178
0.360%, due 09/18/09	10,000,000	9,992,100
Atlantic Asset Securitization LLC
0.530%, due 07/01/09	40,000,000	40,000,000
Chariot Funding LLC
0.290%, due 07/15/09	24,000,000	23,997,293
Enterprise Funding Co. LLC
0.380%, due 08/24/09	20,000,000	19,988,600
Falcon Asset Securitization Corp.
0.280%, due 07/20/09	20,000,000	19,997,044
0.270%, due 07/21/09	20,012,000	20,008,998
Market Street Funding LLC
0.350%, due 08/17/09	18,500,000	18,491,547
Old Line Funding Corp.
0.320%, due 07/08/09	15,000,000	14,999,067
Regency Markets No. 1 LLC
0.330%, due 07/17/09	10,000,000	9,998,533
0.330%, due 07/20/09	18,000,000	17,996,865
Sheffield Receivables Corp.
0.270%, due 07/17/09	40,000,000	39,995,200
0.270%, due 07/22/09	10,000,000	9,998,425
Thames Asset Global Securitization No. 1
0.260%, due 07/07/09	30,000,000	29,998,700
Thunderbay Funding
0.270%, due 07/02/09	5,000,000	4,999,963

UBS Cashfund Inc. — Schedule of investments

June 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(1)—(continued)
Asset backed-miscellaneous—(concluded)
Variable Funding Capital Corp.
0.350%, due 09/28/09	30,000,000	29,974,042
Windmill Funding Corp.
0.280%, due 07/14/09	20,000,000	19,997,978

		370,423,641

Asset backed-security—0.51%
Clipper Receivables Co. LLC
0.300%, due 08/03/09	10,000,000	9,997,250

Banking-non-US—1.78%
Bank of Nova Scotia
0.430%, due 11/17/09	5,000,000	4,991,699
Dnb NOR ASA
1.000%, due 08/04/09	10,000,000	9,990,555
Svenska Handelsbanken
0.540%, due 08/05/09	20,000,000	19,989,500

		34,971,754

Banking-US—12.02%
ANZ (Delaware), Inc.
0.500%, due 08/10/09	20,000,000	19,988,889
Calyon N.A., Inc.
1.020%, due 07/29/09	20,000,000	19,984,133
0.400%, due 09/01/09	25,000,000	24,982,778
Danske Corp.
0.310%, due 08/17/09	40,000,000	39,983,811
Dexia Delaware LLC
0.350%, due 07/02/09	40,000,000	39,999,611
ING (US) Funding LLC
0.990%, due 07/13/09	15,000,000	14,995,050
0.400%, due 08/17/09	15,700,000	15,691,801
Morgan (JP) Chase Funding, Inc.
0.310%, due 09/03/09	40,000,000	39,977,956
Societe Generale N.A., Inc.
0.600%, due 08/06/09	20,000,000	19,988,000

		235,592,029

Brokerage—1.28%
RBS Holdings USA, Inc.
0.100%, due 07/01/09	25,000,000	25,000,000

Energy-integrated—1.79%
Chevron Funding Corp.
0.220%, due 07/15/09	35,000,000	34,997,006

Finance-captive automotive—0.76%
Toyota Motor Credit Corp.
0.270%, due 07/29/09	15,000,000	14,996,850

Food/beverage—0.25%
Nestle Capital Corp.
0.650%, due 02/16/10	5,000,000	4,979,236

UBS Cashfund Inc. — Schedule of investments

June 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(1)—(concluded)
Pharmaceuticals—0.76%
Pfizer, Inc.
0.230%, due 08/20/09	15,000,000	14,995,208

Total commercial paper (cost—$785,921,795)		785,921,795

Short-term corporate obligations—1.97%
Banking-US—0.69%
Wells Fargo & Co.
0.782%, due 09/23/09(2)	13,500,000	13,512,974

Finance-captive automotive—1.28%
Toyota Motor Credit Corp.
0.670%, due 07/01/09(2)	25,000,000	25,000,000

Total short-term corporate obligations (cost—$38,512,974)		38,512,974

Repurchase agreements—12.10%
Repurchase agreement dated 06/30/09 with Barclays Bank PLC, 0.080% due 07/01/09, collateralized by $18,078,000 Federal Farm Credit Bank obligations, 1.730% to 4.750% due 05/07/10 to 01/29/20, $42,365,000 Federal Home Loan Bank obligations, zero coupon to 4.875% due 07/10/09 to 05/17/17, $16,998,000 Federal Home Loan Mortgage Corp. obligations, 0.657% to 5.125% due 04/01/11 to 11/17/17, $23,966,000 Federal National Mortgage Association obligations, zero coupon to 5.000% due 10/14/09 to 06/01/17 and $4,270,000 Financing Corp., 10.350% due 08/03/18; (value—$107,173,067); proceeds: $105,000,233	105,000,000	105,000,000
Repurchase agreement dated 06/30/09 with Deutsche Bank Securities, 0.080% due 07/01/09, collateralized by $121,756,000 Federal Home Loan Mortgage Corp. obligations, 4.270% to 5.000% due 12/03/13 to 07/15/14 and $202,000 Federal National Mortgage Association obligations, 3.250% due 02/10/10; (value—$132,600,643); proceeds: $130,000,289	130,000,000	130,000,000
Repurchase agreement dated 06/30/09 with State Street Bank & Trust Co., zero coupon due 07/01/09, collateralized by $12,042 Federal Home Loan Mortgage Corp. obligations, 5.755% due 08/27/14 and $2,344,329 US Treasury Bills, zero coupon due 08/27/09; (value—$2,356,234); proceeds: $2,310,000	2,310,000	2,310,000

Total repurchase agreements (cost—$237,310,000)		237,310,000

UBS Cashfund Inc. — Schedule of investments

June 30, 2009 (unaudited)

	Number of shares	Value ($)
Investments of cash collateral from securities loaned—7.18%
Money market fund(4)—7.18%
UBS Private Money Market Fund LLC(5) 0.390% (cost—$140,760,000)	140,760,000	140,760,000

Total investments which approximates cost for federal income tax purposes (cost—$2,101,598,874)(6),(7)—107.19%		2,101,598,874
Liabilities in excess of other assets—(7.19)%		(140,923,433)

Net assets (applicable to 1,960,455,149 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		1,960,675,441

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of June 30, 2009 and reset periodically.
(3)	Security, or portion thereof, was on loan at June 30, 2009.
(4)	Rate shown reflects yield at June 30, 2009.
(5)	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended June 30, 2009.

Security description	Value at 03/31/09 ($)	Purchases during the three months ended 06/30/09 ($)	Sales during the three months ended 06/30/09 ($)	Value at 06/30/09 ($)	Net income earned from affiliate for the three months ended 06/30/09 ($)
UBS Private Money Market Fund LLC	51,000,000	370,260,000	280,500,000	140,760,000	23,800

(6)	Includes $137,951,495 of investments in securities on loan, at market value.
(7)

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure amortized cost approximates market value.

On April 1, 2008, the Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments.

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	627,090,825	—	627,090,825
Bank notes	—	15,000,000	—	15,000,000
Certificates of deposit	—	257,003,280	—	257,003,280
Commercial paper	—	785,921,795	—	785,921,795
Short-term corporate obligations	—	38,512,974	—	38,512,974
Repurchase agreements	—	237,310,000	—	237,310,000
Investments of cash collateral from securities loaned	—	140,760,000	—	140,760,000

Total	—	2,101,598,874	—	2,101,598,874

UBS Cashfund Inc. — Schedule of investments

June 30, 2009 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	85.1
Japan	3.3
Canada	2.0
Sweden	1.9
Belgium	1.7
France	1.7
Norway	1.4
United Kingdom	1.2
Germany	1.0
Netherlands	0.5
Switzerland	0.2

Total	100.0

Weighted average maturity—45 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated March 31, 2009.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 28, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: August 28, 2009